RISK MANAGEMENT (Details 24) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
2019
Disclosure Of Risk Management [Line Items]
Financial liabilities	$ 143,020,904	$ 132,205,292
Later than one year and not later than three years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	25,784,187	21,229,325
Later than three years and not later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	14,136,767	16,275,892
Later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	9,936,069	12,375,087
Demand deposit from customers [Member] | 2019
Disclosure Of Risk Management [Line Items]
Financial liabilities	85,275,330	77,997,629
Demand deposit from customers [Member] | Later than one year and not later than three years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	0	0
Demand deposit from customers [Member] | Later than three years and not later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	0	0
Demand deposit from customers [Member] | Later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	0	0
Time deposits from customers [Member] | 2019
Disclosure Of Risk Management [Line Items]
Financial liabilities	39,104,963	37,755,690
Time deposits from customers [Member] | Later than one year and not later than three years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	14,120,231	12,085,796
Time deposits from customers [Member] | Later than three years and not later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	5,096,152	6,053,016
Time deposits from customers [Member] | Later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	2,037,330	2,134,245
Interbank deposits - Repurchase agreements [Member] | 2019
Disclosure Of Risk Management [Line Items]
Financial liabilities	3,132,911	3,861,258
Interbank deposits - Repurchase agreements [Member] | Later than one year and not later than three years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	531,734	524,880
Interbank deposits - Repurchase agreements [Member] | Later than three years and not later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	0	0
Interbank deposits - Repurchase agreements [Member] | Later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	0	0
Borrowings from other financial institutions [Member] | 2019
Disclosure Of Risk Management [Line Items]
Financial liabilities	11,149,381	8,709,585
Borrowings from other financial institutions [Member] | Later than one year and not later than three years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	2,952,158	2,824,456
Borrowings from other financial institutions [Member] | Later than three years and not later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	1,158,784	1,379,194
Borrowings from other financial institutions [Member] | Later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	1,844,290	1,961,015
Debt securities in issue [Member] | 2019
Disclosure Of Risk Management [Line Items]
Financial liabilities	3,721,909	3,210,313
Debt securities in issue [Member] | Later than one year and not later than three years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	8,078,228	5,676,708
Debt securities in issue [Member] | Later than three years and not later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	7,489,901	8,460,302
Debt securities in issue [Member] | Later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	5,813,722	8,050,023
Derivative financial instruments [Member] | 2019
Disclosure Of Risk Management [Line Items]
Financial liabilities	636,410	670,817
Derivative financial instruments [Member] | Later than one year and not later than three years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	101,836	117,485
Derivative financial instruments [Member] | Later than three years and not later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	391,930	383,380
Derivative financial instruments [Member] | Later than five years [member]
Disclosure Of Risk Management [Line Items]
Financial liabilities	$ 240,727	$ 229,804